Intangible Assets, Net (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
EUDA Health Limited [Member]
Amortization expense	$ 58,529	$ 82,101	$ 87,107	$ 122,538	$ 162,825	$ 189,853